CONTINGENCIES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jun. 28, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Issuance of Private Placement	$ 25.0
Warrants purchase period	5 years
Additional common shares available to purchase during warrant period	$ 25.0
Common stock, shares outstanding		9,470,424	9,321,927	9,252,749
Term of company prohibited from conducting new equity offering	30 days
CSI And CrowdOut [Member]
Repurchase of convertible preferred stock	$ 9.0
CSI And CrowdOut [Member] | Non-Binding Letter Of Intent, Term Loan [Member]
Debt instrument, face amount	$ 20.0
PIPE Investors [Member]
Percentage right to purchase equity securities in future	25.00%
Right to purchase equity securities in future, term	1 year
Lock-up agreement term	30 days
PIPE Investors [Member] | Assuming Conversion Of Series A Convertible Preferred Stock [Member]
Common stock, shares outstanding	7,350,000
Percent of outstanding common stock	22.00%
PIPE Investors [Member] | Assuming Exercise Of All Warrants For Cash [Member]
Common stock, shares outstanding	14,700,000
Percent of outstanding common stock	37.00%
Convertible Preferred Stock [Member]
Per share conversion price of preferred stock	$ 3.40
Preferred Stock, Value, Issued	$ 25.0